Shareholder Fees {- Investment Grade Bond Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-10 | Investment Grade Bond Portfolio
Shareholder Fees:
(fees paid directly from your investment)